FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
6.	FAIR VALUE MEASUREMENTS

The Group applies ASC topic 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Group measures cash equivalents at fair value. Fixed-rate investments are classified as held-to-maturity securities and stated at amortized cost. Cash equivalents and fixed-rate investments are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate.

Assets measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Cash equivalents
Time deposits	10,081	—	—	10,081	1,602
Short-term investments:
Fixed-rate investments	—	77,296	—	77,296	12,281

	10,081	77,296	—	87,377	13,883

	Fair value measurement at December 31, 2010 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2010
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Cash equivalents
Time deposits	24,278	—	—	24,278	3,678
Short-term investments:
Fixed-rate investments	—	267,440	—	267,440	40,521

	24,278	267,440	—	291,718	44,199

The Group does not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2010 and 2011.